Business Combinations - Additional Information (Detail) $ in Thousands						2 Months Ended	12 Months Ended
	Mar. 12, 2024 ARS ($)	Mar. 12, 2024 USD ($)	Sep. 29, 2023 ARS ($)	Sep. 29, 2023 USD ($)	May 18, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2024 ARS ($)	May 31, 2024 USD ($)	Nov. 03, 2023 USD ($)	Nov. 02, 2023 shares
Disclosure of detailed information about business combination [line items]
Retrospective adjustment related to business combination						$ 11,520,209	$ 11,520,209
Banco Itau Argentina SA iItau Asset Management SA And Itau Valores SA [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred on acquisition									$ 7,564,706	$ 50,000,000
Profit of acquiree since acquisition date						$ 1,291,937,385
Gain recognized in bargain transaction							$ 329,863,740
Intangible core deposit recognized at acquisition								$ 11,290,577
Macro Agro SAU [Member]
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date								$ 740,305
Business combination percentage of ownership interests acquired					100.00%
Acquisition date fair value of consideration transferred					$ 5,218,800
Percentage of dividend rights assignable or assigned					100.00%
Liabilities discounted to present value					$ 2,973,375
Dividend received classified as investing activities	$ 450,669		$ 440,000
Decrease in consideration payable to acquiree		$ 430,639.4		$ 558,651.7
Instalment amount term within which the same shall be settled					15 days
Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired											100.00%
Banco Itau Argentina SA [member] | Itau Asset Management SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired											87.00%
Shares in entity held by entity or by its subsidiaries or associates | shares											80,000
Banco Itau Argentina SA [member] | Itau Valores SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired											87.00%
Shares in entity held by entity or by its subsidiaries or associates | shares											45,604,965
Banco Itau Argentina SA [member] | Banco Macro SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired						100.00%	100.00%
Interest Income [member] | Banco Itau Argentina SA iItau Asset Management SA And Itau Valores SA [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquistion date						$ 6,156,948,072
Commission Income [member] | Banco Itau Argentina SA iItau Asset Management SA And Itau Valores SA [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquistion date						$ 574,036,540
ITAU Uni Banco SA [member] | Itau Asset Management SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired											13.00%
Shares in entity held by entity or by its subsidiaries or associates | shares											11,950
ITAU Uni Banco SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired											98.99573%
Itau BBA SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired											1.00427%
Shares in entity held by entity or by its subsidiaries or associates | shares											7,469,046
ITAU Consultoria De Valores Mobilarios e Participacoes SA [Member] | Itau Valores SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired											13.00%
Shares in entity held by entity or by its subsidiaries or associates | shares											6,814,535
Ordinary shares [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates | shares											729,166,165
Ordinary shares [member] | ITAU Uni Banco SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates | shares											721,697,119
Preference shares [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates | shares											14,565,089
Preference shares [member] | ITAU Uni Banco SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates | shares											14,565,089